ACCOUNTS RECEIVABLE - Allowance For Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
ACCOUNTS RECEIVABLE
Balance at the beginning of year	$ 49,094	$ 48,089	$ 42,471
Additions	4,318	3,407	7,400
Deconsolidation of a subsidiary	(2,733)	0	(160)
Written off	(1,959)	(3,527)	(784)
Translation adjustment	(1,558)	1,125	(838)
Balance at the end of year	$ 47,162	$ 49,094	$ 48,089